VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Argentina: 0.1%
Bioceres Crop Solutions Corp. (USD) *	1,802	$20,921
YPF SA (ADR) * †	5,637	61,894
		82,815
Australia: 8.2%
Alumina Ltd. †	61,275	60,181
Ampol Ltd.	3,414	69,740
APA Group	16,788	114,266
Bega Cheese Ltd.	15,189	36,982
BHP Group Ltd.	132,557	4,198,798
BlueScope Steel Ltd.	12,065	163,622
Costa Group Holdings Ltd. †	25,784	44,820
Elders Ltd. †	10,220	59,236
Evolution Mining Ltd.	56,555	117,650
Fortescue Metals Group Ltd.	41,227	620,912
Glencore Plc (GBP)	137,642	793,852
GrainCorp Ltd.	14,673	68,226
IGO Ltd. †	17,450	149,927
Inghams Group Ltd. †	21,869	45,888
Lynas Rare Earths Ltd. * †	23,539	100,398
Newcrest Mining Ltd.	27,945	499,799
Northern Star Resources Ltd. †	35,234	289,486
Nufarm Ltd.	20,928	80,502
Origin Energy Ltd. †	24,547	136,970
OZ Minerals Ltd. †	8,640	163,031
Perseus Mining Ltd.	42,693	67,899
Rio Tinto Plc (GBP)	27,094	1,843,334
Rural Funds Group	24,109	32,337
Santos Ltd.	45,036	207,677
South32 Ltd.	118,917	349,191
Washington H Soul Pattinson & Co. Ltd. †	3,298	66,970
Woodside Energy Group Ltd. †	27,182	608,431
		10,990,125
Austria: 0.3%
Mayr Melnhof Karton AG	254	42,293
OMV AG	2,020	92,932
Verbund AG	1,174	102,301
voestalpine AG	2,926	99,671
		337,197
Brazil: 3.7%
Adecoagro SA (USD) †	7,806	63,150
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,450	16,399
BRF SA (ADR) * †	71,573	91,613
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	7,140	71,471
Cia Siderurgica Nacional SA (ADR)	34,719	106,587
Cosan SA	17,200	51,190
CSN Mineracao SA	12,550	11,980
Engie Brasil Energia SA	1,800	14,261
Gerdau SA (ADR)	30,280	149,280
Klabin SA	33,200	118,453
	Number of Shares	Value
Brazil (continued)
Minerva SA	17,650	$36,691
Neoenergia SA	5,900	17,455
Petroleo Brasileiro SA (ADR)	53,334	556,274
Sao Martinho SA	10,400	55,423
SLC Agricola SA	6,265	56,333
Suzano SA	23,200	190,350
Vale SA (ADR)	125,118	1,974,362
Wheaton Precious Metals Corp. (USD)	14,161	681,994
Yamana Gold, Inc. (USD)	30,006	175,535
Yara International ASA (NOK)	10,271	446,243
		4,885,044
British Virgin Islands: 0.0%
Lee & Man Paper Manufacturing Ltd. (HKD) †	34,100	13,637
Nine Dragons Paper Holdings Ltd. (HKD)	44,757	33,508
		47,145
Canada: 9.0%
Agnico Eagle Mines Ltd. (USD)	14,279	727,801
Alamos Gold, Inc.	12,304	150,010
Algonquin Power & Utilities Corp. †	7,121	59,668
AltaGas Ltd.	4,005	66,674
ARC Resources Ltd. †	8,866	100,429
B2Gold Corp.	33,289	131,351
Ballard Power Systems, Inc. * †	2,492	13,884
Barrick Gold Corp. (USD)	54,934	1,020,124
Boralex, Inc. †	1,054	32,048
Cameco Corp. (USD)	11,298	295,669
Canadian Natural Resources Ltd. (USD) †	15,507	858,312
Canadian Solar, Inc. (USD) * †	528	21,020
Canadian Utilities Ltd. †	1,713	47,668
Canfor Corp. * †	1,734	27,829
Cenovus Energy, Inc.	19,463	339,112
Emera, Inc. †	3,843	157,656
Enbridge, Inc. (USD)	28,998	1,106,274
Filo Mining Corp. *	2,526	43,377
First Majestic Silver Corp. †	8,125	58,535
Franco-Nevada Corp.	5,968	869,303
Innergex Renewable Energy, Inc. †	1,583	17,171
Ivanhoe Mines Ltd. * †	14,831	133,806
Kinross Gold Corp. (USD) †	39,031	183,836
Lundin Gold, Inc.	3,022	35,236
Maple Leaf Foods, Inc. †	4,919	95,047
Methanex Corp. †	723	33,598
Northland Power, Inc. †	2,542	63,637
Novagold Resources, Inc. (USD) *	7,172	44,610
Nutrien Ltd. (USD)	34,754	2,566,583
Osisko Gold Royalties Ltd. †	5,738	90,563
Pan American Silver Corp. (USD)	6,589	119,920

1

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Canada (continued)
Pembina Pipeline Corp. †	7,883	$255,010
Sandstorm Gold Ltd. †	7,750	45,011
SNDL, Inc. (USD) * †	17,291	27,666
SSR Mining, Inc. (USD)	6,448	97,494
Stella-Jones, Inc.	1,755	67,160
Suncor Energy, Inc. (USD)	19,335	600,352
TC Energy Corp. (USD)	14,321	557,230
Teck Resources Ltd. (USD) †	13,209	482,128
Tourmaline Oil Corp.	4,632	192,762
TransAlta Renewables, Inc. †	1,112	10,221
West Fraser Timber Co. Ltd.	1,628	115,963
		11,961,748
Chile: 0.8%
Empresas CMPC SA	31,656	53,189
Empresas Copec SA	5,324	37,778
Hortifrut SA	13,253	21,750
Lundin Mining Corp. (CAD) †	17,195	116,636
Sociedad Quimica y Minera de Chile SA (ADR)	9,543	773,556
		1,002,909
China: 1.6%
Aluminum Corp. of China Ltd. (HKD)	98,400	49,840
Angang Steel Co. Ltd. (HKD) †	37,140	11,866
Beijing Enterprises Water Group Ltd. (HKD)	41,200	10,295
China Coal Energy Co. Ltd. (HKD) †	28,200	21,400
China Gas Holdings Ltd. (HKD)	38,500	54,205
China Hongqiao Group Ltd. (HKD)	67,500	64,866
China Longyuan Power Group Corp. Ltd. (HKD)	34,629	39,505
China Petroleum & Chemical Corp. (HKD)	343,227	202,544
China Resources Gas Group Ltd. (HKD)	12,800	47,083
China Shenhua Energy Co. Ltd. (HKD)	48,491	152,596
CMOC Group Ltd. (HKD) *	95,100	57,567
ENN Energy Holdings Ltd. (HKD)	10,900	149,252
Hong Kong & China Gas Co. Ltd. (HKD)	155,605	136,996
Jiangxi Copper Co. Ltd. (HKD)	28,600	48,420
JinkoSolar Holding Co. Ltd. (ADR) * †	521	26,581
Kunlun Energy Co. Ltd. (HKD)	52,600	41,066
Maanshan Iron & Steel Co. Ltd. (HKD) †	35,200	8,125
PetroChina Co. Ltd. (HKD)	297,340	175,648
Power Assets Holdings Ltd. (HKD)	19,800	106,223
Shandong Gold Mining Co. Ltd. (HKD) 144A	21,550	43,784
United Tractors Tbk PT (IDR)	21,700	42,172
Wilmar International Ltd. (SGD)	68,964	218,691
	Number of Shares	Value
China (continued)
Xinyi Solar Holdings Ltd. (HKD)	48,000	$57,542
Yankuang Energy Group Co. Ltd. (HKD) †	21,300	76,263
Zhaojin Mining Industry Co. Ltd. (HKD) *	40,100	60,811
Zijin Mining Group Co. Ltd. (HKD)	177,661	296,400
		2,199,741
Cyprus: 0.0%
Novolipetsk Steel PJSC (RUB) *	26,910	0
Czech Republic: 0.1%
CEZ AS	2,235	108,704
Denmark: 0.5%
Bakkafrost P/F (NOK)	3,314	213,883
Orsted AS 144A	1,968	168,121
Vestas Wind Systems A/S	10,183	297,331
		679,335
Egypt: 0.1%
Abou Kir Fertilizers & Chemical Industries	19,255	27,460
Centamin Plc (GBP)	35,927	46,392
		73,852
Finland: 0.8%
Kemira Oyj	2,970	52,419
Metsa Board Oyj †	4,661	37,633
Neste Oyj	6,046	299,233
Stora Enso Oyj †	16,688	217,499
UPM-Kymmene Oyj *	15,362	516,906
		1,123,690
France: 1.7%
Electricite de France SA	4,777	61,709
Eramet SA	212	22,201
Neoen SA 144A †	523	16,520
TotalEnergies SE †	32,628	1,927,326
Veolia Environnement SA	7,233	223,591
Voltalia SA * †	610	9,671
		2,261,018
Germany: 3.9%
Aurubis AG	779	72,298
Bayer AG	65,637	4,200,536
E.ON SE	23,111	288,822
Encavis AG	1,214	20,893
K+S AG	12,792	272,894
Nordex SE *	1,525	22,454
Siemens Energy AG *	6,282	138,776
Suedzucker AG	4,020	67,659
Uniper SE	29,086	112,117
VERBIO Vereinigte BioEnergie AG	203	9,554
		5,206,003
Greece: 0.0%
Terna Energy SA	551	11,760
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc	5,286	38,742

2

	Number of Shares	Value
India: 2.1%
Reliance Industries Ltd. (USD) 144A (GDR)	48,517	$2,737,268
Indonesia: 0.4%
Adaro Energy Indonesia Tbk PT	186,700	36,192
Aneka Tambang Tbk	263,700	36,809
Bayan Resources Tbk PT	108,000	149,635
Golden Agri-Resources Ltd. (SGD)	419,019	90,099
Indah Kiat Pulp & Paper Tbk PT	75,600	37,889
Merdeka Copper Gold Tbk PT *	421,947	118,165
Pabrik Kertas Tjiwi Kimia Tbk PT	37,100	16,662
Vale Indonesia Tbk PT *	53,700	23,861
		509,312
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP)	7,645	277,817
Israel: 0.3%
Energix-Renewable Energies Ltd.	2,665	7,470
Enlight Renewable Energy Ltd. *	1,189	19,889
ICL Group Ltd.	48,114	325,588
		352,947
Italy: 0.5%
ACEA SpA	401	5,493
Eni SpA †	32,344	451,892
ERG SpA	580	17,630
Snam SpA	29,325	155,762
		630,777
Japan: 2.3%
Chubu Electric Power Co., Inc.	8,900	93,668
Daio Paper Corp. †	2,300	17,945
ENEOS Holdings, Inc.	40,400	141,408
Idemitsu Kosan Co. Ltd. †	2,700	58,971
Inpex Corp.	13,000	137,247
JFE Holdings, Inc.	12,164	154,025
Kubota Corp. †	62,300	942,315
Kumiai Chemical Industry Co. Ltd.	4,600	29,536
Kurita Water Industries Ltd. †	1,065	48,669
Maruha Nichiro Corp.	2,436	43,561
NH Foods Ltd. †	5,200	150,060
Nihon Nohyaku Co. Ltd.	2,100	10,703
Nippon Sanso Holdings Corp. †	2,200	39,652
Nippon Steel Corp. †	20,000	470,514
Nisshin Seifun Group, Inc. †	12,150	141,854
Nissui Corp.	18,114	74,087
Oji Holdings Corp.	22,676	89,570
Sakata Seed Corp. †	1,900	55,950
Sumitomo Forestry Co. Ltd.	3,983	78,937
	Number of Shares	Value
Japan (continued)
Sumitomo Metal Mining Co. Ltd.	5,800	$221,405
Tokyo Gas Co. Ltd.	5,300	99,368
		3,099,445
Kazakhstan: 0.1%
NAC Kazatomprom JSC (USD) (GDR)	6,790	200,602
Liechtenstein: 0.1%
Antofagasta Plc (GBP)	8,727	171,335
Luxembourg: 0.3%
ArcelorMittal SA	12,701	385,485
Malaysia: 0.5%
IOI Corp. Bhd	146,894	127,187
Kuala Lumpur Kepong Bhd	26,278	124,024
Petronas Dagangan Bhd	3,200	15,463
Petronas Gas Bhd	9,700	36,228
PPB Group Bhd	30,100	112,965
Press Metal Aluminium Holdings Bhd	85,200	94,366
QL Resources Bhd	65,000	85,586
United Plantations BHD	10,100	37,587
		633,406
Mexico: 0.7%
Fresnillo Plc (GBP)	5,584	51,682
Gruma SAB de CV	12,080	177,855
Grupo Mexico SAB de CV	80,714	381,442
Industrias Penoles SAB de CV *	5,932	87,324
Southern Copper Corp. (USD)	2,231	170,114
		868,417
Netherlands: 0.3%
OCI NV	6,008	204,037
Ternium SA (ADR)	5,140	212,076
		416,113
Norway: 2.1%
Aker BP ASA	57,020	1,397,976
Austevoll Seafood ASA	5,794	51,909
Equinor ASA	13,722	389,971
Mowi ASA	29,622	547,715
NEL ASA * †	16,256	22,099
Norsk Hydro ASA	34,693	258,847
Salmar ASA	4,226	184,026
Var Energi ASA †	5,587	13,668
		2,866,211
Peru: 0.1%
Cia de Minas Buenaventura SAA (ADR)	8,628	70,577
Poland: 0.2%
KGHM Polska Miedz SA	3,571	101,626
Polski Koncern Naftowy ORLEN SA	8,340	112,794
		214,420
Portugal: 0.1%
EDP Renovaveis SA	2,510	57,597
Galp Energia SGPS SA	6,832	77,445

3

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Portugal (continued)
Navigator Co. SA	6,311	$22,603
		157,645
Russia: 0.0%
Evraz Plc (GBP) *∞	10,824	0
Gazprom PJSC ∞	125,520	0
LUKOIL PJSC ∞	3,739	0
MMC Norilsk Nickel PJSC ∞	1,284	0
MMC Norilsk Nickel PJSC (ADR) *∞	17	0
Novatek PJSC ∞	19,580	0
PhosAgro PJSC ∞	4,623	0
PhosAgro PJSC (USD) (GDR) ∞	1	0
PhosAgro PJSC (USD) (GDR) ∞	89	0
Polyus PJSC (USD) (GDR) *∞	1,669	0
Ros Agro Plc (USD) (GDR) *∞	4,076	0
Rosneft Oil Co. PJSC ∞	13,000	0
Severstal PAO (USD) (GDR) *∞	4,118	0
Surgutneftegas PJSC ∞	371,430	0
Tatneft PJSC (ADR) *∞	2,680	0
		0
Saudi Arabia: 0.0%
S-Oil Corp. (KRW)	591	36,405
Singapore: 0.2%
Charoen Pokphand Indonesia Tbk PT (IDR)	487,300	162,356
First Resources Ltd.	23,900	28,390
Keppel Infrastructure Trust †	42,600	16,853
Olam Group Ltd.	58,109	68,956
		276,555
South Africa: 1.7%
African Rainbow Minerals Ltd. †	2,775	36,218
Anglo American Platinum Ltd. †	1,785	96,159
Anglo American Plc (GBP)	31,903	1,063,594
Gold Fields Ltd. (ADR) †	28,048	373,599
Harmony Gold Mining Co. Ltd. (ADR)	19,397	79,528
Impala Platinum Holdings Ltd.	26,653	246,188
Northam Platinum Holdings Ltd. *	9,344	76,237
Omnia Holdings Ltd.	11,124	35,236
Royal Bafokeng Platinum Ltd. †	2,015	16,281
Sasol Ltd.	8,332	112,992
Sibanye Stillwater Ltd. †	88,846	184,097
		2,320,129
South Korea: 0.7%
Coway Co. Ltd.	565	22,803
CS Wind Corp.	249	13,987
Hyundai Steel Co.	2,176	58,168
Korea Zinc Co. Ltd.	231	98,282
POSCO Holdings, Inc.	1,875	530,477
SK Innovation Co. Ltd. *	779	107,936
	Number of Shares	Value
South Korea (continued)
SK, Inc.	520	$69,286
		900,939
Spain: 1.1%
Atlantica Sustainable Infrastructure Plc (USD)	680	20,101
Enagas SA	3,256	62,679
Iberdrola SA	91,045	1,136,259
Repsol SA	18,291	281,782
		1,500,821
Sweden: 0.9%
Billerud AB	6,593	67,826
Boliden AB	7,029	276,380
Epiroc AB †	8,900	176,826
Holmen AB †	2,677	103,299
Husqvarna AB †	27,492	238,842
SSAB AB	16,077	115,025
Svenska Cellulosa AB SCA †	17,650	232,672
		1,210,870
Taiwan: 0.4%
China Steel Corp.	302,472	307,298
Formosa Petrochemical Corp.	32,920	92,037
Sinon Corp.	26,000	32,444
Taiwan Fertilizer Co. Ltd.	50,200	92,480
		524,259
Tanzania: 0.2%
AngloGold Ashanti Ltd. (ADR) †	13,142	317,905
Thailand: 0.2%
B Grimm Power PCL (NVDR)	9,900	11,777
PTT Exploration & Production PCL (NVDR)	19,100	83,932
PTT PCL (NVDR)	196,700	181,518
SCG Packaging PCL (NVDR)	33,300	45,139
		322,366
Turkey: 0.4%
Eldorado Gold Corp. (USD) * †	5,755	59,622
Eregli Demir ve Celik Fabrikalari TAS *	43,649	80,701
Gubre Fabrikalari TAS *	3,461	35,838
Hektas Ticaret TAS *	165,791	233,663
Iskenderun Demir ve Celik AS *	3,892	6,544
Koza Altin Isletmeleri AS	30,162	33,980
Turkiye Petrol Rafinerileri AS	1,803	49,874
		500,222
United Kingdom: 5.0%
BP Plc	248,543	1,574,551
Centrica Plc	81,647	107,175
CNH Industrial NV (USD)	63,717	972,959
DS Smith Plc	39,169	152,850
Endeavour Mining Plc (CAD)	6,227	149,860
Kumba Iron Ore Ltd. (ZAR) †	1,467	37,222
Mondi Plc	14,110	224,542
Pennon Group Plc	2,717	29,425
Severn Trent Plc	2,450	87,232
Shell Plc	97,752	2,792,230

4

	Number of Shares	Value
United Kingdom (continued)
SSE Plc	15,056	$336,733
TechnipFMC Plc (USD) *	6,309	86,118
United Utilities Group Plc	7,008	91,929
		6,642,826
United States: 48.0%
A.O. Smith Corp.	1,302	90,033
Advanced Drainage Systems, Inc. †	727	61,221
AGCO Corp.	4,127	557,970
Alcoa Corp.	4,586	195,180
Ameresco, Inc. * †	331	16,292
American States Water Co.	383	34,045
American Vanguard Corp.	1,856	40,609
American Water Works Co., Inc.	1,895	277,599
Andersons, Inc.	2,110	87,185
Antero Resources Corp. *	3,715	85,779
APA Corp.	4,585	165,335
Archer-Daniels-Midland Co.	36,357	2,896,199
ATI, Inc. * †	3,324	131,165
Atmos Energy Corp.	2,044	229,664
Baker Hughes Co.	14,380	415,007
Benson Hill, Inc. * †	10,953	12,596
Boise Cascade Co.	1,149	72,674
Bunge Ltd.	9,922	947,749
California Water Service Group	567	32,999
Cal-Maine Foods, Inc.	2,710	165,012
CF Industries Holdings, Inc.	13,003	942,587
ChampionX Corp.	2,821	76,534
Cheniere Energy, Inc.	3,520	554,752
Chesapeake Energy Corp. †	1,606	122,120
Chevron Corp.	27,331	4,459,326
Chord Energy Corp.	573	77,126
Civitas Resources, Inc. †	1,041	71,142
Clearway Energy, Inc.	844	26,443
Cleveland-Cliffs, Inc. * †	13,220	242,323
Commercial Metals Co.	3,019	147,629
ConocoPhillips	17,458	1,732,008
Corteva, Inc.	47,552	2,867,861
Coterra Energy, Inc.	11,082	271,952
Darling Ingredients, Inc. *	10,562	616,821
Deere & Co.	19,775	8,164,702
Devon Energy Corp.	9,297	470,521
Diamondback Energy, Inc.	2,506	338,736
Elanco Animal Health, Inc. *	32,649	306,901
EOG Resources, Inc.	8,392	961,975
EQT Corp.	4,895	156,199
Essential Utilities, Inc.	2,733	119,295
Evoqua Water Technologies Corp. *	1,257	62,498
Exxon Mobil Corp.	58,957	6,465,225
Farmland Partners, Inc. †	3,343	35,770
First Solar, Inc. *	1,042	226,635
FMC Corp.	8,313	1,015,267
Franklin Electric Co., Inc.	403	37,922
Freeport-McMoRan, Inc.	36,894	1,509,334
	Number of Shares	Value
United States (continued)
Fresh Del Monte Produce, Inc.	2,504	$75,395
FuelCell Energy, Inc. * †	4,230	12,056
Graphic Packaging Holding Co.	8,963	228,467
Green Plains, Inc. *	597	18,501
Halliburton Co.	12,912	408,536
Hecla Mining Co. †	17,723	112,187
Hess Corp.	3,989	527,904
HF Sinclair Corp.	2,305	111,516
Howmet Aerospace, Inc.	10,744	455,223
Imperial Oil Ltd. †	2,544	129,261
Ingredion, Inc.	4,244	431,742
International Paper Co.	10,226	368,750
Intrepid Potash, Inc. * †	627	17,305
Itron, Inc. *	467	25,895
Kinder Morgan, Inc.	28,159	493,064
Lindsay Corp.	730	110,325
Louisiana-Pacific Corp.	2,079	112,703
LSB Industries, Inc. * †	3,606	37,250
Marathon Oil Corp.	8,992	215,448
Marathon Petroleum Corp.	6,707	904,305
Matador Resources Co.	1,575	75,049
Mission Produce, Inc. *	2,813	31,252
Mosaic Co.	22,623	1,037,943
Murphy Oil Corp.	2,115	78,213
Murphy USA, Inc. †	283	73,028
National Fuel Gas Co.	1,257	72,579
New Fortress Energy, Inc. †	1,117	32,873
Newmont Corp.	24,874	1,219,323
NextEra Energy, Inc.	20,656	1,592,164
NiSource, Inc.	5,798	162,112
NOV, Inc.	5,589	103,452
Nucor Corp.	6,581	1,016,567
Occidental Petroleum Corp.	12,998	811,465
ONEOK, Inc.	6,367	404,559
Ormat Technologies, Inc. †	584	49,506
Ovintiv, Inc.	3,546	127,940
Packaging Corp. of America	2,670	370,676
PDC Energy, Inc.	1,300	83,434
Pentair Plc	1,711	94,567
PG&E Corp. *	30,959	500,607
Phillips 66	6,762	685,532
Pilgrim’s Pride Corp. *	2,649	61,404
Pioneer Natural Resources Co.	3,385	691,352
Plug Power, Inc. * †	5,402	63,311
PotlatchDeltic Corp.	2,295	113,603
Primo Water Corp.	1,611	24,729
Range Resources Corp.	3,358	88,886
Rayonier, Inc.	4,315	143,517
Reliance Steel & Aluminum Co.	1,521	390,502
Reliance Worldwide Corp. Ltd. (AUD)	7,053	17,577
Royal Gold, Inc. †	2,054	266,424
Schlumberger NV	20,287	996,092
Scotts Miracle-Gro Co. †	2,754	192,064

5

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Seaboard Corp.	17	$64,090
SJW Group †	253	19,261
SolarEdge Technologies, Inc. * †	581	176,595
Southern Co.	15,570	1,083,361
Southwestern Energy Co. *	14,060	70,300
Steel Dynamics, Inc.	4,320	488,419
SunPower Corp. * †	886	12,262
Sylvamo Corp.	1,106	51,164
Targa Resources Corp.	3,187	232,492
Tenaris SA (ADR)	15,454	439,203
The Williams Companies, Inc.	17,402	519,624
Toro Co.	6,918	769,005
Tractor Supply Co.	7,326	1,721,903
Tyson Foods, Inc.	18,621	1,104,598
UGI Corp.	2,986	103,793
United States Steel Corp.	5,850	152,685
Valero Energy Corp.	5,504	768,358
Vital Farms, Inc. *	1,675	25,628
Watts Water Technologies, Inc.	280	47,130
Westrock Co.	7,460	227,306
Weyerhaeuser Co.	21,555	649,452
Xylem, Inc.	1,875	196,312
		63,984,993
Zambia: 0.2%
First Quantum Minerals Ltd. (CAD)	14,528	333,532
Total Common Stocks (Cost: $122,265,078)		133,473,427

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7%
Money Market Fund: 4.7% (Cost: $6,290,505)
State Street Navigator Securities Lending Government Money Market Portfolio	6,290,505	6,290,505
Total Investments: 104.8% (Cost: $128,555,583)		139,763,932
Liabilities in excess of other assets: (4.8)%		(6,393,792)
NET ASSETS: 100.0%		$133,370,140

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Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $10,910,170.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,965,693, or 2.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Materials	35.1%	$46,867,621
Energy	34.2	45,651,522
Industrials	10.3	13,798,510
Consumer Staples	7.5	10,000,357
Utilities	6.9	9,214,698
Health Care	3.4	4,535,102
Consumer Discretionary	1.5	1,896,671
Real Estate	0.7	974,678
Information Technology	0.4	534,268
	100.0%	$133,473,427
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